Financial Risk Management - Summary of Exposure to Credit Risk and Expected Credit Losses for Accounts Receivable (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2022 USD ($)
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets				$ 394,792
Trade Accounts Receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 2,570,963	$ 1,876,878	$ 1,412,958
Amount of credit loss	$ 202,621	$ 156,403	$ 146,953
Current (Not Past Due) [Member] | Trade Accounts Receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	0.00%	0.00%	0.00%	0.00%
Financial assets	$ 2,244,320	$ 1,577,211	$ 1,192,643
Credit impairment	No	No	No
1 to 30 Days Past Due [Member] | Trade Accounts Receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	7.00%	9.69%	8.31%	7.00%
Financial assets	$ 87,863	$ 107,521	$ 55,461
Amount of credit loss	$ 6,174	$ 10,417	$ 4,612
Credit impairment	No	No	No
31 to 60 Days Past Due [Member] | Trade Accounts Receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	17.30%	26.83%	19.14%	17.30%
Financial assets	$ 38,892	$ 27,605	$ 25,223
Amount of credit loss	$ 6,716	$ 7,407	$ 4,827
Credit impairment	No	No	No
61 to 90 Days Past Due [Member] | Trade Accounts Receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	34.40%	49.38%	86.54%	34.40%
Financial assets	$ 15,526	$ 51,288	$ 15,736
Amount of credit loss	$ 5,369	$ 25,325	$ 13,619
Credit impairment	No	No	No
More Than 90 Days Past Due [Member] | Trade Accounts Receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	100.00%	100.00%	100.00%	100.00%
Financial assets	$ 97,221	$ 44,125	$ 109,759
Amount of credit loss	$ 97,221	$ 44,125	$ 109,759
Credit impairment	Yes	Yes	Yes
Legal [Member] | Trade Accounts Receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	100.00%	100.00%	100.00%	100.00%
Financial assets	$ 87,141	$ 69,128	$ 14,136
Amount of credit loss	$ 87,141	$ 69,128	$ 14,136
Credit impairment	Yes	Yes	Yes